Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021
Disclosure of operating segments [line items]
Net interest income	$ 5,271	$ 5,035
Non-interest income	7,795	7,908
Total revenue	13,066	12,943
Provision for credit losses	105	110
Insurance policyholder benefits, claims and acquisition expense	997	1,406
Non-interest expense	6,580	6,542
Net income (loss) before income taxes	5,384	4,885
Income taxes (recoveries)	1,289	1,038
Net income	4,095	3,847
Non-interest expense includes:
Depreciation and amortization	650	633
Total assets	1,752,469		$ 1,706,323
Total liabilities	1,650,461		1,607,561
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	3,229	3,161
Non-interest income	1,574	1,402
Total revenue	4,803	4,563
Provision for credit losses	129	165
Non-interest expense	2,022	1,978
Net income (loss) before income taxes	2,652	2,420
Income taxes (recoveries)	678	627
Net income	1,974	1,793
Non-interest expense includes:
Depreciation and amortization	233	224
Total assets	560,865		549,702
Total liabilities	560,794		549,619
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	745	666
Non-interest income	2,868	2,553
Total revenue	3,613	3,219
Provision for credit losses	(12)	(29)
Non-interest expense	2,581	2,406
Net income (loss) before income taxes	1,044	842
Income taxes (recoveries)	249	201
Net income	795	641
Non-interest expense includes:
Depreciation and amortization	228	220
Total assets	155,336		148,990
Total liabilities	155,547		149,096
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	1,399	1,809
Total revenue	1,399	1,809
Insurance policyholder benefits, claims and acquisition expense	997	1,406
Non-interest expense	147	149
Net income (loss) before income taxes	255	254
Income taxes (recoveries)	58	53
Net income	197	201
Non-interest expense includes:
Depreciation and amortization	15	14
Total assets	23,352		22,724
Total liabilities	23,633		22,966
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	163	91
Non-interest income	424	474
Total revenue	587	565
Provision for credit losses		(2)
Non-interest expense	420	401
Net income (loss) before income taxes	167	166
Income taxes (recoveries)	49	43
Net income	118	123
Non-interest expense includes:
Depreciation and amortization	49	49
Total assets	251,514		240,055
Total liabilities	251,420		239,960
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,241	1,199
Non-interest income	1,569	1,509
Total revenue	2,810	2,708
Provision for credit losses	(12)	(23)
Non-interest expense	1,472	1,441
Net income (loss) before income taxes	1,350	1,290
Income taxes (recoveries)	320	223
Net income	1,030	1,067
Non-interest expense includes:
Depreciation and amortization	123	125
Total assets	710,070		692,278
Total liabilities	709,481		691,767
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	(107)	(82)
Non-interest income	(39)	161
Total revenue	(146)	79
Provision for credit losses		(1)
Non-interest expense	(62)	167
Net income (loss) before income taxes	(84)	(87)
Income taxes (recoveries)	(65)	(109)
Net income	(19)	22
Non-interest expense includes:
Depreciation and amortization	2	$ 1
Total assets	51,332		52,574
Total liabilities	$ (50,414)		$ (45,847)